Schedule of Investments ─ NYLIM Hedge Multi-Strategy Tracker ETF (formerly, NYLI Hedge Multi-Strategy Tracker ETF)

July 31, 2026 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 2.1%

Agriculture Fund — 1.4%
Invesco DB Agriculture Fund*(a)	513,347	$14,122,176

Gold Fund — 0.0%(b)
SPDR Gold MiniShares Trust*	4,049	324,487

Silver Fund — 0.7%
abrdn Physical Silver Shares ETF*	118,771	6,538,343

Total Exchange Traded Vehicles
(Cost $19,961,498)		20,985,006

Investment Companies — 98.1%

Bank Loan Fund — 6.6%
Franklin Senior Loan ETF†(a)	2,861,137	65,977,819

China Funds — 1.7%
Franklin FTSE China ETF(a)	31,465	697,894
iShares MSCI China ETF(a)	297,958	16,626,056
Total China Funds		17,323,950

Convertible Bond Funds — 4.3%
iShares Convertible Bond ETF(a)	210,993	23,890,737
State Street SPDR Bloomberg Convertible Securities ETF(a)	193,656	19,723,864
Total Convertible Bond Funds		43,614,601

Cryptocurrency Funds — 0.1%
Bitwise Bitcoin ETF*	7,520	256,658
Grayscale Bitcoin Mini Trust ETF*	13,876	385,891
Total Cryptocurrency Funds		642,549

Derivative Income Fund — 3.2%
JPMorgan Equity Premium Income ETF(a)	562,438	32,300,814

Emerging Markets Local Fund — 1.3%
VanEck J. P. Morgan EM Local Currency Bond ETF	503,933	12,835,174

Emerging Markets Funds — 5.6%
Franklin FTSE India ETF(a)	520,338	18,565,660
iShares MSCI Emerging Markets ex China ETF	409,069	37,683,436
Total Emerging Markets Funds		56,249,096

Floating Rate - Investment Grade Funds — 20.0%
iShares Floating Rate Bond ETF(a)(c)	3,030,377	154,731,049
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	1,530,629	47,219,905
Total Floating Rate - Investment Grade Funds		201,950,954

International Equity Core Fund — 7.1%
Vanguard FTSE Developed Markets ETF(a)	1,010,490	71,360,804

	Shares	Value
Investment Companies (continued)

Managed Futures Funds — 3.9%
iMGP DBi Managed Futures Strategy ETF(a)	901,535	$27,875,462
Simplify Managed Futures Strategy ETF(a)	409,493	11,113,640
Total Managed Futures Funds		38,989,102

Merger Arbitrage Funds — 2.8%
AltShares Merger Arbitrage ETF†(a)	280,601	8,308,343
NYLI Merger Arbitrage ETF*†	546,651	19,965,225
Total Merger Arbitrage Funds		28,273,568

Municipal Bond Funds — 5.7%
iShares National Muni Bond ETF(a)	273,367	28,878,490
Vanguard Tax-Exempt Bond Index ETF(a)	584,606	28,996,458
Total Municipal Bond Funds		57,874,948

Preferred Fund — 2.5%
Global X U.S. Preferred ETF(a)	1,385,312	25,655,978

Short Duration Fund — 19.3%
Vanguard Short-Term Treasury ETF(a)	3,349,019	194,578,004

U.S. Factor Fund — 2.7%
iShares MSCI USA Momentum Factor ETF	91,252	27,338,187

U.S. Mid Cap Core Fund — 2.6%
Vanguard Morningstar Mid-Cap ETF	328,706	26,608,751

U.S. Sector Funds — 4.1%
iShares U.S. Aerospace & Defense ETF(a)	28,190	6,756,015
State Street Communication Services Select Sector SPDR ETF(a)	209,041	22,626,598
State Street Financial Select Sector SPDR ETF(a)	98,057	5,583,366
State Street Technology Select Sector SPDR ETF	9,717	1,703,876
VanEck Alternative Asset Manager ETF	184,586	4,300,854
Total U.S. Sector Funds		40,970,709

U.S. Small Cap Core Fund — 4.6%
iShares Core S&P Small-Cap ETF(a)	314,989	45,818,300

Total Investment Companies
(Cost $939,314,899)		988,363,308

Schedule of Investments ─ NYLIM Hedge Multi-Strategy Tracker ETF (formerly, NYLI Hedge Multi-Strategy Tracker ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Short-Term Investment — 12.4%

Money Market Funds — 12.4%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(d)(e)
(Cost $125,072,896)	125,072,896	$125,072,896

Total Investments — 112.6% (Cost $1,084,349,293)		1,134,421,210
Other Assets and Liabilities, Net — (12.6)%		(126,943,664)
Net Assets — 100.0%		$1,007,477,546

*	Non-income producing securities.
†	Affiliated fund.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $179,078,525; total market value of collateral held by the Fund was $182,845,995. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $57,773,099.
(b)	Less than 0.05%.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $5,325,241.
(d)	Reflects the 1-day yield at July 31, 2026.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLIM Hedge Multi-Strategy Tracker ETF (formerly, NYLI Hedge Multi-Strategy Tracker ETF) (continued)

July 31, 2026 (unaudited)

Total Return Swap contracts outstanding at July 31, 2026:

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)(f)	Value/ Unrealized Appreciation/ (Depreciation)(g)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Morgan Stanley	1-Day FEDEF - 3.89%	7/02/2027	Monthly	$(784,258)	$—
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Merrill Lynch	1-Day FEDEF + 0.50%	1/31/2028	Monthly	(150,113)	—
abrdn Physical Silver Shares ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	162,893	—
abrdn Physical Silver Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	851,073	—
AltShares Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	206,997	—
AltShares Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	1,081,472	—
Bitwise Bitcoin ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	33,413	—
Franklin FTSE China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	90,849	—
Franklin FTSE China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	11/01/2027	Monthly	17,389	—
Franklin FTSE India ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	462,556	—
Franklin FTSE India ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	2,416,642	—
Franklin Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,648,214	—
Franklin Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	8,754,360	—
Global X MLP & Energy Infrastructure ETF	Morgan Stanley	1-Day FEDEF - 2.09%	7/02/2027	Monthly	(10,574,643)	—
Global X MLP & Energy Infrastructure ETF	Merrill Lynch	1-Day FEDEF + 0.50%	1/31/2028	Monthly	(2,012,745)	—
Global X US Preferred ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	640,922	—
Global X US Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	3,404,198	—
Grayscale Bitcoin Mini Trust ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	50,225	—
iMGP DBi Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	696,380	—
iMGP DBi Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	3,698,681	—
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	1-Day FEDEF - 15.29%	7/02/2027	Monthly	(16,344,737)	—
Invesco CurrencyShares British Pound Sterling Trust	Merrill Lynch	1-Day FEDEF + 0.50%	1/31/2028	Monthly	(3,111,023)	—
Invesco CurrencyShares Euro Currency Trust	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	(4,660,535)	—
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	1-Day FEDEF - 6.00%	7/02/2027	Monthly	(24,607,070)	—
Invesco DB Agriculture Fund	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	351,853	—
Invesco DB Agriculture Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	1,838,246	—
iShares 0-3 Month Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2027	Monthly	(17,177,400)	—
iShares 0-3 Month Treasury Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	1/31/2028	Monthly	(3,269,550)	—
iShares 7-10 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2027	Monthly	(16,740,946)	—
iShares 7-10 Year Treasury Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	1/31/2028	Monthly	(3,186,512)	—
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	596,835	—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	3,169,987	—
iShares Core S&P Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,144,625	—

Schedule of Investments ─ NYLIM Hedge Multi-Strategy Tracker ETF (formerly, NYLI Hedge Multi-Strategy Tracker ETF) (continued)

July 31, 2026 (unaudited)

Total Return Swap contracts outstanding at July 31, 2026: (continued)

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)(f)	Value/ Unrealized Appreciation/ (Depreciation)(g)
iShares Core S&P Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	$6,079,501	$—
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	3,889,547	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	20,530,715	—
iShares International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	(2,445,631)	—
iShares International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 7.25%	7/02/2027	Monthly	(12,848,761)	—
iShares MSCI China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	414,259	—
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	2,164,147	—
iShares MSCI Emerging Markets ex China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	941,374	—
iShares MSCI Emerging Markets ex China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	5,000,089	—
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	683,065	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	3,627,436	—
iShares National Muni Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	721,416	—
iShares National Muni Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	3,831,774	—
iShares Semiconductor ETF	Morgan Stanley	1-Day FEDEF - 1.19%	7/02/2027	Monthly	(1,725,714)	—
iShares Semiconductor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	1/31/2028	Monthly	(330,198)	—
iShares U.S. Aerospace & Defense ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	879,552	—
iShares U.S. Aerospace & Defense ETF	Merrill Lynch	1-Day FEDEF + 0.50%	11/01/2027	Monthly	168,241	—
JPMorgan Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	806,892	—
JPMorgan Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	4,285,886	—
NYLI Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	498,755	—
NYLI Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	2,605,719	—
Simplify Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	276,910	—
Simplify Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	1,446,616	—
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	42,234	—
SPDR Gold MiniShares Trust	Merrill Lynch	1-Day FEDEF + 0.50%	1/31/2028	Monthly	8,094	—
State Street Communication Services Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	565,229	—
State Street Communication Services Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	3,002,253	—
State Street Consumer Staples Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2027	Monthly	(512,171)	—
State Street Consumer Staples Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF + 0.50%	1/31/2028	Monthly	(98,063)	—
State Street Energy Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2027	Monthly	(471,398)	—
State Street Energy Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF + 0.50%	1/31/2028	Monthly	(90,218)	—
State Street Financial Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	139,105	—
State Street Financial Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	726,782	—
State Street Health Care Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2027	Monthly	(5,723,873)	—

Schedule of Investments ─ NYLIM Hedge Multi-Strategy Tracker ETF (formerly, NYLI Hedge Multi-Strategy Tracker ETF) (continued)

July 31, 2026 (unaudited)

Total Return Swap contracts outstanding at July 31, 2026: (continued)

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)(f)	Value/ Unrealized Appreciation/ (Depreciation)(g)
State Street Health Care Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF + 0.50%	1/31/2028	Monthly	$(1,095,587)	$—
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF - 0.41%	7/02/2027	Monthly	(8,381,844)	—
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	Merrill Lynch	1-Day FEDEF + 0.50%	1/31/2028	Monthly	(1,595,415)	—
State Street SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	492,750	—
State Street SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	2,574,157	—
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	Morgan Stanley	1-Day FEDEF - 8.64%	7/02/2027	Monthly	(338,743)	—
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	Merrill Lynch	1-Day FEDEF + 0.50%	1/31/2028	Monthly	(64,512)	—
State Street SPDR Bloomberg International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	(2,420,955)	—
State Street SPDR Bloomberg International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 8.53%	7/02/2027	Monthly	(12,719,080)	—
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,179,612	—
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	6,265,419	—
State Street Technology Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	221,818	—
State Street Technology Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF + 0.50%	11/01/2027	Monthly	42,435	—
State Street Utilities Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2027	Monthly	(4,755,163)	—
State Street Utilities Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF + 0.50%	1/31/2028	Monthly	(910,195)	—
VanEck Alternative Asset Manager ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	559,829	—
VanEck Alternative Asset Manager ETF	Merrill Lynch	1-Day FEDEF + 0.50%	11/01/2027	Monthly	107,157	—
VanEck J. P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	1,670,705	—
VanEck J. P. Morgan EM Local Currency Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	1/31/2028	Monthly	319,801	—
Vanguard FTSE Developed Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,782,661	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	9,468,588	—
Vanguard Morningstar Mid-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	3,530,634	—
Vanguard Morningstar Mid-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	1/31/2028	Monthly	664,761	—
Vanguard Short-Term Treasury ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	4,891,149	—
Vanguard Short-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	25,817,839	—
Vanguard Tax-Exempt Bond Index ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	723,168	—
Vanguard Tax-Exempt Bond Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2027	Monthly	3,841,024	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $5,325,241 and with Merrill Lynch amounted to $– at July 31, 2026.

(f) Portfolio receives on long positions or pays on short positions the floating rate total return of the reference rate entity.

(g) Reflects the value at reset date of July 31, 2026.

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(h)
Exchange Traded Vehicles	$20,985,006	$—	$—	$20,985,006
Investment Companies	988,363,308	—	—	988,363,308
Short-Term Investment:
Money Market Funds	125,072,896	—	—	125,072,896
Total Investments in Securities	1,134,421,210	—	—	1,134,421,210
Other Financial Instruments:(i)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$1,134,421,210	$—	$—	$1,134,421,210
Liability Valuation Inputs Other Financial Instruments:(i)
Swap Contracts	$—	$—	$—	$—

(h)	For a complete listing of investments and their industries, see the Schedule of Investments.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with any affiliated fund during the period ended July 31, 2026 is as follows:

Affiliated Holdings

	Shares at 04/30/2026	Value ($) at 04/30/2026	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2026	Value ($) at 07/31/2026
AltShares Merger Arbitrage ETF	401,774	11,864,386	1,686,737	(5,260,902)	250,522	(232,400)	—	—	280,601	8,308,343
Franklin Senior Loan ETF	3,480,886	80,617,320	11,448,913	(25,574,527)	(1,071,488)	557,601	1,111,658	—	2,861,137	65,977,819
NYLI Merger Arbitrage ETF	781,039	28,449,268	4,068,908	(12,515,405)	961,622	(999,168)	—	—	546,651	19,965,225
	4,663,699	120,930,974	17,204,558	(43,350,834)	140,656	(673,967)	1,111,658	—	3,688,389	94,251,387